Stockholders’ (Deficit) Equity and Stock-Based Compensation - Restricted stock units activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Restricted Stock Units
Number of shares
Beginning balance (in shares)	29,688,009	0
Grants in period (in shares)	9,172,637	29,763,009
RSUs vested (in shares)	(10,500,000)	0
RSUs forfeited (in shares)	(8,535,290)	(75,000)
Ending balance (in shares)	19,825,356	29,688,009
RSUs vested, not yet released (in shares)	10,500,000
Weighted-average grant date fair value
Beginning balance (in dollars per share)	$ 10.70	$ 0
RSUs granted (in dollars per share)	3.69	10.70
RSUs vested (in dollars per share)	9.30	0
RSUs forfeited (in dollars per share)	10.63	12.10
Ending balance (in dollars per share)	5.24	$ 10.70
RSUs vested, not yet released (in dollars per share)	$ 9.30
Restricted Stock
Number of shares
Beginning balance (in shares)	0
Grants in period (in shares)	0	6,916,950
RSUs vested (in shares)		(6,916,950)
RSUs forfeited (in shares)		0
Ending balance (in shares)		0
Weighted-average grant date fair value
Beginning balance (in dollars per share)	$ 0
RSUs granted (in dollars per share)		$ 5.82
RSUs vested (in dollars per share)		5.82
RSUs forfeited (in dollars per share)		0
Ending balance (in dollars per share)		$ 0